Income Taxes - Loss Carryforwards (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 2,634.0
Domestic Tax Authority [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	1.2
State and Local Jurisdiction [Member] | Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Deferred tax assets from operating loss and tax credit carryforwards	$ 96.6
Earliest Tax Year [Member] | Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Open Tax Year	2013
Earliest Tax Year [Member] | Domestic Tax Authority [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2027
Earliest Tax Year [Member] | Domestic Tax Authority [Member] | Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2023
Earliest Tax Year [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Open Tax Year	2007
Earliest Tax Year [Member] | State and Local Jurisdiction [Member] | Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Operating Loss and Tax Credit Carryforwards, Expiration Date	Dec. 31, 2018
Latest Tax Year [Member] | Domestic Tax Authority [Member] | Research [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2028
Latest Tax Year [Member] | Domestic Tax Authority [Member] | Operating Loss and Tax Credit Carryforwards [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037